Cover	Sep. 25, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39153
Entity Registrant Name	National Healthcare Properties, Inc.
Entity Central Index Key	0001561032
Entity Tax Identification Number	38-3888962
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	540 Madison Ave, 27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Healthcare Trust, Inc.
Series A Cumulative Redeemable Perpetual Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	HTIA
Security Exchange Name	NASDAQ
Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	7.125% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	HTIBP
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	222 Bellevue Ave.
Entity Address, City or Town	Newport
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02840